SHORT-TERM BANK CREDIT AND CREDIT LINES (Schedule of Credit Lines) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
SHORT-TERM BANK CREDIT AND CREDIT LINES [Abstract]
Short-term bank credit	$ 5,764	$ 5,358
Long-term bank credit	2,381	39
Performance guarantees	4,759	5,986
Total bank credit	12,904	11,383
Unutilized credit lines	19,417	17,204
Total authorized credit lines	$ 32,321	$ 28,587